Deferred Tax Asset and Liability (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Summary of Deferred Tax Asset and Deferred Tax Liability	The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2021	2022
Deferred taxes:
- Liabilities	$779	$542
Total net deferred tax liabilities	$779	$542

Summary of Analysis and Movement of Deferred Tax Assets and Liabilities

The analysis and movement of deferred tax assets and liabilities is as follows:

	JANUARY 1, 2022	RECOGNIZED IN INCOME	RECOGNIZED IN EQUITY	DECEMBER 31, 2022
Deferred tax liabilities
Intangible assets	$1,238	$(862)	$238	$614
Deferred tax assets
Net operating losses and other timing differences	(459)	387		(72)
Net deferred tax liability	$779	$(475)	$238	$542

	JANUARY 1, 2021	RECOGNIZED IN INCOME	RECOGNIZED IN EQUITY	DECEMBER 31, 2021
Deferred tax liabilities
Intangible assets	$1,727	$(383)	$(106)	$1,238
Deferred tax assets
Net operating losses and other timing differences	(497)	197	(159)	(459)
Net deferred tax liability	$1,230	$(186)	$(265)	$779